[AIM LOGO APPEARS HERE]
--Registered Trademark--

11 Greenway Plaza, Suite 100
Houston, TX  77046-1173
713-626-1919

A I M Advisors, Inc.

August 3, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Re:  Tax-Free Investments Co.
     CIK No.  0000205010

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Tax-Free Investments Co. (the "Fund"), that the form of Statement of Additional Information relating to the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Cash Reserve Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 33 is the most recent amendment to the Fund's Registration Statement that was filed Electronically with the Securities and Exchange Commission on July 26, 2001.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-4785.

Very truly yours,

/s/ OFELIA M. MAYO
----------------------------
Ofelia M. Mayo
Vice President,
Assistant General Counsel
and Assistant Secretary

A Member of the AMVESCAP Group